SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS’ EQUITY
Composition of share capital

Each Class A Ordinary Share has the right to exercise one vote, to participate pro rata in all the dividends declared by the board of directors of the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

Class B Ordinary Shares, which are held by the founders, are entitled to cast ten votes per each Class B Ordinary Share held as of the applicable record date. Specific actions set forth in REE’s Amended and Restated Articles may not be effected by REE without the prior affirmative vote of 100% of the outstanding REE Class B Ordinary Shares, voting as a separate class. Each Class B Ordinary Shares will be automatically suspended on July 22, 2031. There are no economic or participating rights to this class of shares.

On March 6, 2025, the Annual General Meeting of Shareholders approved an increase in the Company’s authorized share capital by 22,000,000 Class A Ordinary shares, bringing the total authorized share capital of the Company from 33,333,333 Class A Ordinary Shares to 55,333,333 Class A Ordinary Shares, and 2,780,570 Class B Ordinary Shares, no par value per share.

Equity transactions

On July 14, 2023, the Company entered into the H.C. Wainwright Agreement with H.C. Wainwright, pursuant to which the Company may offer and sell, at its option, up to $35,000 of Class A Ordinary Shares through an “at-the-market” equity program under which H.C. Wainwright act as the Company’s sales agent. During the six-month period ended June 30, 2025 and 2024 the Company sold zero and 54,937 Class A Ordinary Shares, respectively, under the ATM Sales Agreement for total net proceeds of zero and $235, respectively.
On March 1, 2024, the Company executed an underwriting agreement (the “Underwriting Agreement”) between the Company and Roth Capital Partners LLC (the “Underwriter”) pursuant to which the Company conducted an underwritten public offering (the “Public Offering”) of 2,000,000 Class A Ordinary Shares, no par value per share (the “Ordinary Shares”), at a purchase price of $6.50 per share, for aggregate gross proceeds of approximately $13,000. Pursuant to the terms of the Underwriting Agreement, the Company has also granted the Underwriter a 20-day option to purchase Ordinary Shares of up to 300,000 Ordinary Shares, or 15% of the number of Ordinary Shares sold in the Public Offering, solely to cover over-allotments, if any. On March 4, 2024, the Underwriter exercised its overallotment option to purchase an additional 300,000 Ordinary Shares in full. The Public Offering, including the shares issuable upon the exercise of the overallotment option, closed on March 5, 2024 (the “Closing Date”). At Closing Date, the Company issued 2,300,000 Ordinary Shares, for aggregate net proceeds of approximately $14,135 to the Company, after deducting the underwriting discounts and transaction costs payable by the Company.

During March 2025, the Company conducted two separate registered direct offerings with certain institutional and accredited investors, providing for a combined issuance of an aggregate of 8,595,807 Class A Ordinary Shares, no par value per share. The Company sold its Class A Ordinary Shares in both offerings at a purchase price of $4.25 per ordinary share, resulting in aggregate gross proceeds of approximately $36,532 and net proceeds of approximately $34,361 after deducting each of the respective placement agent fees and other offering expenses payable by the Company.
NOTE 9. SHAREHOLDERS’ EQUITY (cont.)

Share-based compensation

During the six months ended on June 30, 2025, the Company granted 129,186 RSUs to its employees, officers, directors and consultants. The weighted average grant date fair value of the RSUs was $6.16.

The share-based compensation expense recognized in the Company’s consolidated statements of operations is as follows:

	Six Months Ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
Research and development	1,390	2,521
Selling, general and administrative	1,383	3,117
	$2,773	$5,638